Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000195030 | 758067102 | Redwood Real Estate Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000195030 | BDRXBF4 | TFI International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000195030 | 6251028 | SCREEN Holdings Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000195030 | B3NB1P2 | Suncor Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195030 | 2171573 | Canadian Natural Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195030 | 7751259 | Yara International ASA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000195030 | B03Z841 | Kinross Gold Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000195030 | 6555805 | Makita Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000195030 | BD2P9X9 | Knorr-Bremse A.G.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000195030 | B627LW9 | ENEOS Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000195030 | Real Estate758067102
Holdings [Line Items]
Percent of Total Investments	7.70%
C000195030 | MaterialsB4YVF56
Holdings [Line Items]
Percent of Total Investments	90.80%
C000195030 | Cash & Equivalent38141W26B
Holdings [Line Items]
Percent of Total Investments	1.40%
C000195030 | Equity OptionEFA C107_20260518_L_BTIG
Holdings [Line Items]
Percent of Total Investments	0.10%
C000195030 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000195030 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000195030 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000195030 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000195030 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000195030 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000195030 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000195030 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000195030 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000195030 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000195030 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000195030 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000195030 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000195030 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000178523 | 758067102 | Redwood Real Estate Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000178523 | 38142Y583 | Goldman Sachs High Yield Municipal Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000178523 | 32008F713 | First Eagle Funds - First Eagle High Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000178523 | 24610H302 | Delaware National High-Yield Municipal Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000178523 | 354723272 | Franklin High Yield Tax-Free Income Fund
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000178523 | 543912836 | Lord Abbett High Yield Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000178523 | 72201F672 | PIMCO High Yield Municipal Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000178523 | 67065Q772 | Nuveen High Yield Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000178523 | 00141W703 | Invesco Rochester Municipal Opportunities Fund, Class Y
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000178523 | 001419654 | Invesco High Yield Municipal Fund, Class Y
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000178523 | Real Estate758067102
Holdings [Line Items]
Percent of Total Investments	10.70%
C000178523 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000178523 | Fixed Income - Other092528843
Holdings [Line Items]
Percent of Total Investments	0.00%
C000178523 | Fixed Income - Other024934663
Holdings [Line Items]
Percent of Total Investments	89.30%
C000178523 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	88.60%
C000131991 | 758067102 | Redwood Real Estate Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000131991 | 09260B630 | Blackrock Series Fund V-BlackRock High Yield Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000131991 | 026547778 | American High-Income Trust, Class F-3
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000131991 | 54400N409 | Lord Abbett High Yield Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000131991 | 4812C0803 | JPMorgan High Yield Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000131991 | 38141W679 | Goldman Sachs High Yield Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000131991 | 38141W26B | Goldman Sachs Financial Square Government Fund, Administration Class
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000131991 | 922031760 | Vanguard High-Yield Corporate Fund, Admiral Class
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131991 | 74254U481 | Principal High Yield Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131991 | 56062X708 | MainStay MacKay High Yield Corporate Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131991 | Real Estate758067102
Holdings [Line Items]
Percent of Total Investments	10.90%
C000131991 | Cash & Equivalent38141W26B
Holdings [Line Items]
Percent of Total Investments	1.60%
C000131991 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000131991 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000131991 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	86.80%
C000131991 | Fixed Income - Other026547778
Holdings [Line Items]
Percent of Total Investments	87.50%
C000131992 | 758067102 | Redwood Real Estate Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000131992 | 09260B630 | Blackrock Series Fund V-BlackRock High Yield Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000131992 | 026547778 | American High-Income Trust, Class F-3
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000131992 | 54400N409 | Lord Abbett High Yield Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000131992 | 4812C0803 | JPMorgan High Yield Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000131992 | 38141W679 | Goldman Sachs High Yield Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000131992 | 38141W26B | Goldman Sachs Financial Square Government Fund, Administration Class
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000131992 | 922031760 | Vanguard High-Yield Corporate Fund, Admiral Class
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131992 | 74254U481 | Principal High Yield Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131992 | 56062X708 | MainStay MacKay High Yield Corporate Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131992 | Real Estate758067102
Holdings [Line Items]
Percent of Total Investments	10.90%
C000131992 | Cash & Equivalent38141W26B
Holdings [Line Items]
Percent of Total Investments	1.60%
C000131992 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000131992 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000131992 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	86.80%
C000131992 | Fixed Income - Other026547778
Holdings [Line Items]
Percent of Total Investments	87.50%
C000131993 | 758067102 | Redwood Real Estate Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000131993 | 09260B630 | Blackrock Series Fund V-BlackRock High Yield Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000131993 | 026547778 | American High-Income Trust, Class F-3
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000131993 | 54400N409 | Lord Abbett High Yield Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000131993 | 4812C0803 | JPMorgan High Yield Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000131993 | 38141W679 | Goldman Sachs High Yield Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000131993 | 38141W26B | Goldman Sachs Financial Square Government Fund, Administration Class
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000131993 | 922031760 | Vanguard High-Yield Corporate Fund, Admiral Class
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131993 | 74254U481 | Principal High Yield Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131993 | 56062X708 | MainStay MacKay High Yield Corporate Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131993 | Real Estate758067102
Holdings [Line Items]
Percent of Total Investments	10.90%
C000131993 | Cash & Equivalent38141W26B
Holdings [Line Items]
Percent of Total Investments	1.60%
C000131993 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000131993 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000131993 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	86.80%
C000131993 | Fixed Income - Other026547778
Holdings [Line Items]
Percent of Total Investments	87.50%
C000195032 | 758067102 | Redwood Real Estate Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000195032 | 464287465 | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000195032 | 808524888 | Schwab International Small-Cap Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000195032 | 922042718 | Vanguard FTSE All World ex-US Small-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000195032 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000195032 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000195032 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000195032 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000195032 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000195032 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000195032 | Real Estate758067102
Holdings [Line Items]
Percent of Total Investments	11.40%
C000195032 | Cash & Equivalent38141W26B
Holdings [Line Items]
Percent of Total Investments	0.20%
C000195032 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000195032 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000195032 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195032 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000195032 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000195032 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000195032 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000195032 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000195032 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000195032 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000195032 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000195032 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000195032 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000195032 | Utilities00130H105
Holdings [Line Items]
Percent of Total Investments	36.10%
C000195032 | Equities464287465
Holdings [Line Items]
Percent of Total Investments	52.10%
C000195032 | Fixed Income - Other67065N555
Holdings [Line Items]
Percent of Total Investments	0.20%
C000195032 | Equity
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000195033 | 758067102 | Redwood Real Estate Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000195033 | 464287465 | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000195033 | 808524888 | Schwab International Small-Cap Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000195033 | 922042718 | Vanguard FTSE All World ex-US Small-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000195033 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000195033 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000195033 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000195033 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000195033 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000195033 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000195033 | Real Estate758067102
Holdings [Line Items]
Percent of Total Investments	11.40%
C000195033 | Cash & Equivalent38141W26B
Holdings [Line Items]
Percent of Total Investments	0.20%
C000195033 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000195033 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000195033 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195033 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000195033 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000195033 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000195033 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000195033 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000195033 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000195033 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000195033 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000195033 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000195033 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000195033 | Utilities00130H105
Holdings [Line Items]
Percent of Total Investments	36.10%
C000195033 | Equities464287465
Holdings [Line Items]
Percent of Total Investments	52.10%
C000195033 | Fixed Income - Other67065N555
Holdings [Line Items]
Percent of Total Investments	0.20%
C000195033 | Equity
Holdings [Line Items]
Percent of Net Asset Value	51.80%